FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04894
                                                     ---------

                             FRANKLIN MANAGED TRUST
                             ----------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period: 6/30/08
                          -------



Item 1. Schedule of Investments.


Franklin Managed Trust

QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2008

CONTENTS

Franklin Rising Dividends Fund .........   3
Notes to Statement of Investments ......   5

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin Managed Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

    FRANKLIN RISING DIVIDENDS FUND                          SHARES          VALUE
    ---------------------------------------------------   ----------   --------------
    COMMON STOCKS 97.4%
    AEROSPACE & DEFENSE 4.3%
    United Technologies Corp. .........................    1,560,700   $   96,295,190
                                                                       --------------
    BANKS 6.1%
    Freddie Mac .......................................    1,819,200       29,834,880
    Peoples Bancorp Inc. ..............................      195,644        3,713,323
    PNC Financial Services Group Inc. .................      186,615       10,655,716
    SunTrust Banks Inc. ...............................      448,905       16,259,339
    TrustCo Bank Corp. NY .............................      647,721        4,806,090
    U.S. Bancorp ......................................    2,477,203       69,089,192
                                                                       --------------
                                                                          134,358,540
                                                                       --------------
    COMMERCIAL SERVICES & SUPPLIES 2.4%
    ABM Industries Inc. ...............................      805,950       17,932,388
    Cintas Corp. ......................................    1,220,100       32,344,851
    Superior Uniform Group Inc. .......................      219,200        1,898,272
                                                                       --------------
                                                                           52,175,511
                                                                       --------------
    CONSUMER DURABLES & APPAREL 1.9%
    Leggett & Platt Inc. ..............................    2,129,200       35,706,684
(a) Russ Berrie and Co. Inc. ..........................      684,019        5,451,631
                                                                       --------------
                                                                           41,158,315
                                                                       --------------
    CONSUMER SERVICES 1.3%
    Hillenbrand Inc. ..................................    1,389,200       29,728,880
                                                                       --------------
    DIVERSIFIED FINANCIALS 4.1%
    State Street Corp. ................................    1,428,900       91,435,311
                                                                       --------------
    ELECTRICAL EQUIPMENT 9.3%
    Brady Corp., A ....................................    2,669,025       92,161,433
    Roper Industries Inc. .............................    1,745,509      114,994,133
                                                                       --------------
                                                                          207,155,566
                                                                       --------------
    FOOD & STAPLES RETAILING 5.0%
    Wal-Mart Stores Inc. ..............................    1,966,800      110,534,160
                                                                       --------------
    FOOD, BEVERAGE & TOBACCO 1.2%
    McCormick & Co. Inc. ..............................      740,700       26,413,362
                                                                       --------------
    HEALTH CARE EQUIPMENT & SERVICES 7.3%
    Becton Dickinson and Co. ..........................      642,700       52,251,510
    Hill-Rom Holdings Inc. ............................    1,462,200       39,450,156
(b) West Pharmaceutical Services Inc. .................    1,652,603       71,524,658
                                                                       --------------
                                                                          163,226,324
                                                                       --------------
    HOUSEHOLD & PERSONAL PRODUCTS 5.9%
    Alberto-Culver Co. ................................    1,170,550       30,750,349
    The Procter & Gamble Co. ..........................    1,645,500      100,062,855
                                                                       --------------
                                                                          130,813,204
                                                                       --------------
    INDUSTRIAL CONGLOMERATES 8.7%
    Carlisle Cos. Inc. ................................    2,832,900       82,154,100
    General Electric Co. ..............................    3,300,900       88,101,021
    Teleflex Inc. .....................................      409,141       22,744,148
                                                                       --------------
                                                                          192,999,269
                                                                       --------------


                     Quarterly Statement of Investments | 3

Franklin Managed Trust

    FRANKLIN RISING DIVIDENDS FUND                          SHARES          VALUE
    ---------------------------------------------------   ----------   --------------
    COMMON STOCKS (CONTINUED)
    INSURANCE 16.1%
    AFLAC Inc. ........................................    1,471,900   $   92,435,320
    American International Group Inc. .................    2,917,977       77,209,671
    Arthur J. Gallagher & Co. .........................      874,700       21,080,270
    Erie Indemnity Co., A .............................    1,639,082       75,643,634
    Mercury General Corp. .............................      325,519       15,208,248
    Old Republic International Corp. ..................    4,447,850       52,662,544
    RLI Corp. .........................................      462,183       22,864,193
                                                                       --------------
                                                                          357,103,880
                                                                       --------------
    MACHINERY 7.5%
    Donaldson Co. Inc. ................................      299,200       13,356,288
    Dover Corp. .......................................    2,206,500      106,728,405
    Graco Inc. ........................................      601,571       22,901,808
    Nordson Corp. .....................................      338,449       24,669,548
                                                                       --------------
                                                                          167,656,049
                                                                       --------------
    MATERIALS 10.2%
    Bemis Co. Inc. ....................................    1,476,389       33,100,641
    Nucor Corp. .......................................    1,095,900       81,830,853
    Praxair Inc. ......................................    1,174,281      110,664,242
                                                                       --------------
                                                                          225,595,736
                                                                       --------------
    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2.5%
    Pfizer Inc. .......................................    3,233,800       56,494,486
                                                                       --------------
    RETAILING 3.6%
    Family Dollar Stores Inc. .........................    3,823,600       76,242,584
(a) Sally Beauty Holdings Inc. ........................      599,550        3,873,093
                                                                       --------------
                                                                           80,115,677
                                                                       --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%(c)
    Cohu Inc. .........................................       68,100          999,708
                                                                       --------------
    TOTAL COMMON STOCKS (COST $1,880,558,919) .........                 2,164,259,168
                                                                       --------------
    SHORT TERM INVESTMENT (COST $57,652,899) 2.6%
    MONEY MARKET FUND 2.6%
(d) Franklin Institutional Fiduciary Trust Money Market
       Portfolio, 2.17% ...............................   57,652,899       57,652,899
                                                                       --------------
    TOTAL INVESTMENTS (COST $1,938,211,818) 100.0% ....                 2,221,912,067
    OTHER ASSETS, LESS LIABILITIES 0.0%c ..............                        91,059
                                                                       --------------
    NET ASSETS 100.0% .................................                $2,222,003,126
                                                                       --------------


(a)  Non-income producing for the twelve months ended June 30, 2008.

(b)  See Note 4 regarding holdings of 5% voting securities.

(c)  Rounds to less than 0.1% of net assets.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     4 | Quarterly Statement of Investments

Franklin Managed Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of one fund, the Franklin Rising Dividends Fund (Fund).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..........................   $1,938,774,982
                                                 ==============
Unrealized appreciation ......................   $  589,974,931
Unrealized depreciation ......................     (306,837,846)
                                                 --------------
Net unrealized appreciation (depreciation) ...   $  283,137,085
                                                 ==============


                     Quarterly Statement of Investments | 5

Franklin Managed Trust

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the nine months ended June 30, 2008, were as shown below.

                                                                             NUMBER OF
                             NUMBER OF SHARES                             SHARES HELD AT                                 REALIZED
                            HELD AT BEGINNING      GROSS       GROSS          END OF         VALUE AT      INVESTMENT     CAPITAL
NAME OF ISSUER                   OF PERIOD       ADDITIONS   REDUCTIONS       PERIOD       END OF PERIOD     INCOME        GAIN
-------------------------   ------------------   ---------   ----------   --------------   -------------   ----------   ----------
NON-CONTROLLED AFFILIATES
West Pharmaceutical
   Services Inc. ........        1,775,200          --         122,597      1,652,603       $71,524,658     $728,308    $3,440,053
                                                                                            ===========     ========    ==========

TOTAL AFFILIATED SECURITIES (3.22% of Net Assets)

5. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, the FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     6 | Quarterly Statement of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.
(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN MANAGED TRUST

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  August 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  August 27, 2008






                                        Exhibit A





I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN MANAGED TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

8/27/2008


/S/GALEN G. VETTER
Galen G. Vetter
Chief Executive Officer - Finance and Administration










I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN MANAGED TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

8/27/2008


/S/LAURA F. FERGERSON
Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer